Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	4,290,000
Proposed Maximum Offering Price per Unit	16.47
Maximum Aggregate Offering Price	$ 70,656,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,757.64
Offering Note	Velo3D, Inc. (the "Company") is filing this registration statement on Form S-8 to register an aggregate of 4,290,000 shares of common stock of the Company ("Shares"), which may be issued pursuant to the Velo3D, Inc. 2021 Equity Incentive Plan ("2021 EIP"), consisting of an additional (i) 2,860,000 Shares reserved for issuance pursuant to the terms of the 2021 EIP and (ii) 1,430,000 Shares to allow for the recycling of Shares back into the 2021 EIP in connection with Share withholding or expirations, cancellations, forfeitures or similar events with respect to 2021 EIP awards. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional Shares that may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions, as provided in the 2021 EIP. The proposed maximum offering price per share is calculated in accordance with Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices for the Shares reported on The Nasdaq Stock Market LLC on June 8, 2026, which was $16.47 per share.